EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income (loss)	$ 4,574	$ (1,435)
Net income attributable to non-controlling interests	(605)	(110)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	3,969	(1,545)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 3,969	$ (1,545)
Weighted average shares outstanding - Basic (in shares)	1,758	1,167
Weighted average shares outstanding - Diluted (in shares)	1,758	1,167
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 2.26	$ (1.32)
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 2.26	$ (1.32)